Discontinued Operations - Schedule of Balance Sheets and Income Operations of Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable, net	$ 413,962		$ 237,093	$ 803,316
Inventory	779,918		77,710	126,739
Prepaid expenses and other current assets	160,666		42,104	31,667
Total current assets	1,354,546			1,288,096
Total assets	1,354,546		549,027	1,344,145
Accounts payable	589,363		677,326	1,382,055
Total current liabilities	589,363			1,491,662
Revenues, net	697,883	$ 1,713,764	2,727,346	7,105,630
Cost of revenues	490,195	1,054,693	2,145,989	5,289,781
Gross profit	207,688	659,071	581,357	1,815,849
Selling, general and administrative	286,602	903,764	1,211,050	1,824,645
Operating income	78,914	(244,693)	(629,693)	(8,796)
Gain on divestiture		4,911,760
Total other (expense) income		4,911,760	1	985
(Loss) income before income taxes	78,914	4,667,067	(629,692)	(7,811)
Income tax expense			12,940	2,826
Net (loss) income	$ 78,914	$ 4,667,067	$ (642,632)	$ (10,637)